Risk management policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Committed Facilities
At 31 December 2022, the Group has access to £6.6 billion of committed facilities with maturity dates spread over the years 2023 to 2046 as illustrated below:

		2023	2024	2025	2026	2027 +
		£m	£m	£m	£m	£m
£ bonds £400m (2.875% 2046)	400.0					400.0
US bond $220m (5.625% 2043)	181.9					181.9
US bond $93m (5.125% 2042)	76.8					76.8
£ bonds £250m (3.75% 2032)	250.0					250.0
Eurobonds €600m (1.625% 2030)	531.2					531.2
Eurobonds €750m (2.375% 2027)	664.0					664.0
Eurobonds €750m (2.25% 2026)	664.0				664.0
Bank revolver ($2,500m 2026)	2,069.0				2,069.0
Eurobonds €500m (1.375% 2025)	442.7			442.7
US bond $750m (3.75% 2024)	620.7		620.7
Eurobonds €750m (3.0% 2023)	664.0	664.0
Total committed facilities available	6,564.3	664.0	620.7	442.7	2,733.0	2,103.9
Drawn down facilities at 31 December 2022	4,495.3	664.0	620.7	442.7	664.0	2,103.9
Undrawn committed credit facilities	2,069.0

Information about hedged items
The effects of the hedging instruments on the Group's financial position and performance are as follows:

	2022	2021
(i) Cash flow hedges of foreign currency risk
Carrying amount of derivative hedging instruments[1]	£(6.6)m	£(48.0)m
Notional amount of hedged items	€1,000.0m	€1,000.0m
Notional amount of hedging instruments	€1,000.0m	€1,000.0m
Maturity date	2023-2025	2023-2025
Hedge ratio	1:1	1:1
Change in value of hedged item used to determine hedge effectiveness	£38.5m	£(38.0)m
Change in value of hedging instruments used to determine hedge effectiveness	£(41.4)m	£35.5m
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£2.9m	£2.5m
Weighted average hedged rate for the year	3.2%	3.2%
(ii) Net investment hedges of foreign currency risk
Carrying amount of derivative hedging instruments[1]	£(46.9)m	£0.7m
Carrying amount of non-derivative hedging instruments (bonds and bank loans)	£(879.5)m	£(879.5)m
Notional amount of hedging instruments	$1,666.8m	$1,666.8m
Notional amount of hedged net assets	$1,666.8m	$1,666.8m
Hedge ratio	1:1	1:1
Change in value of hedged item used to determine hedge effectiveness	£(141.5)m	£45.5m
Change in value of hedging instrument used to determine hedge ineffectiveness	£141.5m	£(45.5)m
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	—	—
Weighted average hedged rate for the year (USD/GBP)	1.2083	1.3532
Note
[1]This amount is presented in trade and other receivables, and trade and other payables. The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the carrying amounts are grossed up by hedge type, whereas they are presented at an instrument level in the balance sheet.

Summary of currency risk

	Impact on income statement		Impact on equity
	2022	2021	2022	2021
	£m	£m	£m	£m
US dollar	(179.6)	0.7	34.6	64.0
Euro	78.9	17.4	(11.3)	(49.9)